CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
CONTINGENCIES
21.	CONTINGENCIES

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of June 30, 2025 and through the issuance date of these unaudited condensed consolidated financial statements.